Digital Assets Payables	6 Months Ended
Sep. 30, 2022
Digital Assets Payables [Abstract]
DIGITAL ASSETS PAYABLES
12.	DIGITAL ASSETS PAYABLES

	As of September 30, 2022	As of March 31, 2022
	US$	US$
Digital assets payables to a non-controlling shareholder	36,340,668	6,200,109
Digital assets payables to third parties	1,532,766	-

Total	37,873,434	6,200,109

These payables were unsecured, interest-free, and repayable by an agreed amount of digital assets as stipulated in the Digital Asset Trading Agreements.

The digital assets payables are measured at fair value through profit or loss and refer to Note 20(a) to the condensed consolidated financial statement for the details of fair value analysis.